Supplemental Cash Flow Disclosure - Disclosure of cash flow statement (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Non-cash investing and financing transactions:
Fair value of stock options exercised	$ 6,333	$ 1,139,621	$ 164,869
Fair value of warrants exercised	0	994,161	772,408
Shares issued for conversion of debentures	0	0	3,404,693
Right of use asset acquired	4,968,446	0	0
Right of use asset from business combination	448,512	0	0
Equipment acquired in business combination	268,252	0	0
Accounts receivables acquired in business combination	127,852	0	0
Inventory acquired in business combination	786,688	0	0
Goodwill acquired in business combination	250,832	0	0
Accounts payable assumed in business combination	83,562	0	0
Lease liabilities assumed in business combination	433,512	0	0
Loans assumed in business combination	578,608	0	0
Deferred benefit of government assistance from business combination	699,327	0	0
Accrued value of inventory included in AP	373,000	0	0
Accrued financing cost included in deferred revenue	324,967	0	0
Accretion income on promissory note receivable	0	7,034	(26,426)
Accretion expense on convertible debt	0	0	378,687
Accrued interest on paycheck protection program loan	0	0	3,378
Property and equipment through financing	0	42,831	0
Assets transferred from Inventory to Property and equipment	$ 0	$ 1,408,813	$ 271,291